Vessels and Other Fixed Assets, Net (Details) $ in Thousands			2 Months Ended				3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 08, 2016 USD ($)	Jan. 06, 2016 USD ($)	Mar. 02, 2016 USD ($)	Feb. 26, 2016 USD ($)	Mar. 13, 2015 USD ($)	Feb. 27, 2015 USD ($)	Apr. 02, 2015 USD ($)	May 27, 2015 USD ($)	Jun. 27, 2017 USD ($)	Jul. 15, 2015 USD ($)	Jul. 24, 2017 USD ($)	Aug. 07, 2015 USD ($)	Jul. 22, 2015 USD ($)	Oct. 09, 2015 USD ($)	Dec. 08, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Aug. 19, 2014
Vessels [Line Items]
Payments to acquire property plant and equipment																$ 143,684	$ 396,154	$ 473,917
Loss / (gain) on sale of vessels (Note 5)																(2,598)	15,248	20,585
Impairment loss of disposed assets																0	18,537	219,400
Impairment loss of assets held for use																0	10,684	102,578
Impairment loss																0	29,221	321,978
Amortization of deferred gain																52	75	22
Repayments of debt																$ 86,262	$ 181,201	$ 244,529
BNP $32,480 Facility
Vessels [Line Items]
Amount drawn down																			$ 32,480
Sinosure Facility
Vessels [Line Items]
Number of vessels financed																6
DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Number of vessels financed																4
DNB-SEB-CEXIM $227,500 Facility | Tranche A
Vessels [Line Items]
Amount drawn down							$ 32,400
DVB $31,000 Deep Blue Facility
Vessels [Line Items]
Amount drawn down								$ 28,680
NIBC $32,000 Facility
Vessels [Line Items]
Number of vessels financed																2
NIBC $32,000 Facility | Tranche A
Vessels [Line Items]
Amount drawn down													$ 15,237
ABN Amro Bank N.V. $30,844 Facility
Vessels [Line Items]
Issuance date																Jun. 23, 2017
Face amount																$ 30,844
ABN Amro Bank N.V. $30,844 Facility | Tranche A
Vessels [Line Items]
Proceeds from issuance of debt									$ 16,000
Number of vessels financed																2
Star Vega
Vessels [Line Items]
Delivery date																February 13, 2014
DWT																98,681
Star Sirius
Vessels [Line Items]
Delivery date																March 7, 2014
DWT																98,681
Excel Vessels
Vessels [Line Items]
Number of vessels acquired																				34
Number of vessels delivered																		6
Shares to acquire vessels | shares																		851,577
Payments to acquire property plant and equipment																		$ 39,475
Indomitable
Vessels [Line Items]
Delivery date																Jan. 08, 2015
Payments to acquire property plant and equipment																			$ 34,942
Honey Badger
Vessels [Line Items]
Delivery date																February 27, 2015
DWT																61,320
Payments to acquire property plant and equipment						$ 19,422
Wolverine
Vessels [Line Items]
Delivery date																February 27, 2015
DWT																61,292
Payments to acquire property plant and equipment						$ 19,422
Honey Badger and Wolverine | Sinosure Facility
Vessels [Line Items]
Amount drawn down					$ 38,162
Idee Fixe
Vessels [Line Items]
Delivery date																March 25, 2015
DWT																63,458
Roberta
Vessels [Line Items]
Delivery date																March 31, 2015
DWT																63,426
Laura
Vessels [Line Items]
Delivery date																April 7, 2015
DWT																63,399
Kaley
Vessels [Line Items]
Delivery date																June 26, 2015
DWT																63,283
Gargantua
Vessels [Line Items]
Delivery date																April 2, 2015
DWT																209,529
Goliath
Vessels [Line Items]
Delivery date																July 15, 2015
DWT																209,537
Maharaj
Vessels [Line Items]
Delivery date																July 15, 2015
DWT																209,472
Gargantua, Goliath and Maharaj
Vessels [Line Items]
Payments to acquire property plant and equipment										$ 113,046
Gargantua, Goliath and Maharaj | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down										$ 93,000
Deep Blue
Vessels [Line Items]
Delivery date																May 27, 2015
Payments to acquire property plant and equipment								$ 34,982
Star Aquarius
Vessels [Line Items]
Delivery date																July 22, 2015
DWT																60,916
Payments to acquire property plant and equipment													20,359
Star Aquarius | NIBC $32,000 Facility
Vessels [Line Items]
Amount drawn down													$ 15,237
Star Pisces
Vessels [Line Items]
Delivery date																August 7, 2015
DWT																60,916
Payments to acquire property plant and equipment												$ 20,351
Star Pisces | NIBC $32,000 Facility
Vessels [Line Items]
Amount drawn down												$ 15,237
Star Antares
Vessels [Line Items]
Delivery date																October 9, 2015
DWT																61,258
Payments to acquire property plant and equipment														$ 19,770
Star Antares | Sinosure Facility
Vessels [Line Items]
Amount drawn down														$ 16,738
Vessels sales agreements in 2015 and 2016
Vessels [Line Items]
Number of vessels sold																	15
Number of vessels delivered																	4	11
Repayments of debt																	$ 130,062
Maiden Voyage
Vessels [Line Items]
Leasing arrangements, Term of time charter contract																2 years
Sale Leaseback Transaction, Date																Sep. 15, 2015
Sale Leaseback Transaction, Deferred Gain, Gross																$ 148
Sale Leaseback Transaction, Deferred Gain, Net																0	51
Amortization of deferred gain																$ 51	$ 75	$ 22
Star Lutas
Vessels [Line Items]
Delivery date																January 6, 2016
DWT																61,347
Payments to acquire property plant and equipment		$ 19,770
Star Lutas | Sinosure Facility
Vessels [Line Items]
Amount drawn down		$ 14,813
Kennadi
Vessels [Line Items]
Delivery date																January 8, 2016
DWT																63,262
Payments to acquire property plant and equipment	$ 21,229
Kennadi | Sinosure Facility
Vessels [Line Items]
Amount drawn down	$ 14,478
Star Poseidon
Vessels [Line Items]
Delivery date																February 26, 2016
DWT																209,475
Payments to acquire property plant and equipment				$ 33,390
Star Poseidon | DNB-SEB-CEXIM $227,500 Facility
Vessels [Line Items]
Amount drawn down				$ 23,400
Mackenzie
Vessels [Line Items]
Delivery date																March 2, 2016
DWT																63,226
Payments to acquire property plant and equipment			$ 18,221
Mackenzie | Sinosure Facility
Vessels [Line Items]
Amount drawn down			$ 12,720
Star Marisa
Vessels [Line Items]
Delivery date																March 11, 2016
DWT																207,709
Star Libra
Vessels [Line Items]
Delivery date																June 6, 2016
DWT																207,765
Star Virgo
Vessels [Line Items]
Delivery date																March 1, 2017
DWT																207,810
Star Ariadne
Vessels [Line Items]
Delivery date																March 28, 2017
DWT																207,812
Kamsarmax vessels
Vessels [Line Items]
Number of vessels acquired																2
Star Charis
Vessels [Line Items]
Delivery date																March 22, 2017
DWT																81,711
Payments to acquire property plant and equipment																$ 15,150
Star Suzanna
Vessels [Line Items]
Delivery date																May 15, 2017
DWT																81,711
Payments to acquire property plant and equipment																$ 15,150
Diva
Vessels [Line Items]
Delivery date																July, 24 2017
DWT																56,582
Payments to acquire property plant and equipment											$ 10,500
Star Triumph
Vessels [Line Items]
Delivery date																December 8, 2017
DWT																176,343
Payments to acquire property plant and equipment															$ 14,200